Rationale for Amended Filing
Sentry Variable Life Account I (the "Variable Account") is filing this Amendment No. 1 (this "Amended Filing") to the Variable Account's Annual Report on Form N-30D for the fiscal year ended December 31, 2018, as filed with the Securities and Exchange Commission (the "SEC") on March 1, 2019 (the "Original Filing"). The Original Filing contained the following:

  ▪  A mis-keyed amount of "$121" for dividends for Janus Henderson Research's Statement of Operations for the year ended December 31, 2018.
 This amount has been corrected in the Amended Filing to “1,121”.
  ▪  A mis-keyed amount of “$(21)” for Net investment income (loss) for Janus Henderson Global Research Statement of Operations for the year ended December 31, 2018.
 This amount has been correct to “$21” in the Amended Filing.
 ▪  A mis-keyed right parentheses for T. Rowe Price Government Money Portfolio total return in Note 7 (“Financial Highlights”) for the year ended December 31, 2018.
 The right parentheses has been removed in the Amended Filing.

For ease of reference, this Amended Filing amends and restates the Original Filing in its entirety, making only the amendments described above.  No other amendments have been made to the Original Filing or disclosures made in the Original Filing.  This Amended Filing speaks as of the original filing date of the Original Filing and does not reflect any events that may have occurred subsequent to the original filing date. Accordingly, this Amended Filing should be read in conjunction with our other filings made with the SEC subsequent to the filing of the Original Filing, including any amendments to those filings.

 Report of Independent Registered Public Accounting FirmTo the Board of Directors of Sentry Life Insurance Company and the Contract Owners of Sentry Variable Life Account I:Opinion on the Financial StatementsWe have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Sentry Variable Life Account I (the Separate Account) as of December 31, 2018, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) including the financial highlights in Note 7 for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.Basis for OpinionThese financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.  We have served as the Separate Account’s auditor since 2007.Milwaukee, Wisconsin February 25, 2019      KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.  KPMG LLPSuite 1050833 East Michigan Street Milwaukee, WI 53202-5337

 AppendixJanus Henderson Series – Institutional Shares – Research Portfolio (1)Janus Henderson Series – Institutional Shares – Enterprise Portfolio (1)Janus Henderson Series – Institutional Shares – Forty Portfolio (1)Janus Henderson Series – Institutional Shares – Global Research Portfolio (1)Janus Henderson Series – Institutional Shares – Balanced Portfolio (1)T. Rowe Price Fixed Income Series, Inc. – Government Money Portfolio (1)T. Rowe Price Fixed Income Series, Inc. – Limited Term Bond PortfolioT. Rowe Price Equity Series, Inc. – Equity Income PortfolioT. Rowe Price Equity Series, Inc. – Personal Strategy Balanced PortfolioT. Rowe Price International Series, Inc. – International Stock Portfolio(1) See the statement of assets and liabilities for the former name of the sub-acc

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

Assets:

Investments at fair value:
* Janus Henderson Series - Institutional Shares:
** Research Portfolio, 5,321 shares (cost $166,016)	$179,330
Enterprise Portfolio, 59,635 shares (cost $3,337,661)	3,996,758
Forty Portfolio, 8,155 shares (cost $302,712)	287,070
Global Research Portfolio, 470 shares (cost $19,572)	22,180
Balanced Portfolio, 8,224 shares (cost $250,612)	277,567

T. Rowe Price Fixed Income Series, Inc.:
*** Government Money Portfolio, 61,894 shares (cost $61,894)	61,894
Limited Term Bond Portfolio, 24,220 shares (cost $116,762)	115,771

T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio, 9,342 shares (cost $247,407)	218,227
Personal Strategy Balanced Portfolio, 66,019 shares (cost $1,315,530)	1,208,805

T. Rowe Price International Series, Inc.:
International Stock Portfolio, 610 shares (cost $9,454)	7,958

Total Assets	6,375,560
Total Liabilities	-

Net Assets	$6,375,560

               See accompanying notes to financial statements
 *      Formerly Janus Aspen Series
 **    Formerly Janus Aspen Janus Portfolio
 *** Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENT OF OPERATIONS
December 31, 2018

	For the Year Ended December 31, 2018
	Janus Henderson Research**	Janus Henderson Enterprise	Janus Henderson Forty	Janus Henderson Global Research	Janus Henderson Balanced

Investment Income:
Dividends	$1,121	$10,469	$-	$283	$6,162

Expenses:
Mortality and expense risk charges	2,147	46,579	3,317	263	3,034

Net investment income (loss)	(1,026)	(36,109)	(3,317)	21	3,128

Realized gains (losses) on investments:
Realized net investment gain (loss)	8,342	273,933	(947)	921	8,007

Capital gain distributions received	9,910	202,436	42,818	-	7,724

Realized gain (loss) on investments and
capital gain distributions, net	18,253	476,369	41,871	921	15,732

Unrealized appreciation (depreciation), net	(22,595)	(487,314)	(35,332)	(2,758)	(19,978)

Net increase (decrease) in net assets from operations	$(5,368)	$(47,055)	$3,222	$(1,816)	$(1,118)

See accompanying notes to financial statements

**	Formerly Janus Aspen Janus Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENT OF OPERATIONS
December 31, 2018

	For the Year Ended December 31, 2018
	T. Rowe Price Government Money***	T. Rowe Price Limited Term Bond	T. Rowe Price Equity Income	T. Rowe Price Personal Strategy Balanced	T. Rowe Price International Stock

Investment Income:
Dividends	$807	$1,925	$4,916	$24,025	$124

Expenses:
Mortality and expense risk charges	646	995	2,567	14,760	161

Net investment income (loss)	161	931	2,349	9,265	(37)

Realized gains (losses) on investments:
Realized net investment gain (loss)	-	(917)	20,087	64,639	1,234

Capital gain distributions received	-	-	21,885	82,844	870

Realized gain (loss) on investments and
capital gain distributions, net	-	(917)	41,972	147,483	2,104

Unrealized appreciation (depreciation), net	-	268	(69,607)	(232,882)	(3,923)

Net increase (decrease) in net assets from operations	$161	$282	$(25,286)	$(76,134)	$(1,857)

See accompanying notes to financial statements

***	Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31

	Janus Henderson		Janus Henderson		Janus Henderson		Janus Henderson		Janus Henderson
	Research**		Enterprise		Forty		Global Research		Balanced
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,026)	$(1,153)	$(36,109)	$(31,693)	$(3,317)	$(2,810)	$21	$(49)	$3,128	$1,466

Realized gains (losses) on investments	18,253	3,875	476,369	499,439	41,871	12,232	921	567	15,732	8,197

Unrealized appreciation (depreciation), net	(22,595)	38,128	(487,314)	450,517	(35,332)	56,537	(2,758)	4,538	(19,978)	32,023

Net increase (decrease) in net assets from operations	(5,368)	40,850	(47,055)	918,263	3,222	65,959	(1,816)	5,056	(1,118)	41,686

Contract transactions:
Purchase payments	8,020	9,106	167,435	163,578	6,999	7,763	1,800	2,571	9,382	12,531

Transfers between subaccounts, net	(12,330)	-	(15,347)	-	(2,466)	-	(819)	-	17,742	-

Withdrawals and surrenders	(2,047)	(922)	(192,224)	(202,515)	65	(656)	-	-	(13,526)	(38,044)

Monthly deductions	(5,620)	(5,799)	(199,581)	(203,316)	(10,659)	(12,696)	(1,861)	(1,775)	(13,882)	(12,789)

Policy loans	(41)	1,043	1,456	1,577	(103)	(7)	(80)	9	79	103

Net increase (decrease) in net assets
derived from contract transactions	(12,019)	3,428	(238,261)	(240,676)	(6,165)	(5,596)	(960)	805	(205)	(38,199)

Total increase (decrease) in net assets	(17,387)	44,278	(285,316)	677,587	(2,944)	60,363	(2,777)	5,861	(1,323)	3,487

Net assets at beginning of year	196,717	152,439	4,282,074	3,604,487	290,013	229,650	24,956	19,095	278,890	275,403

Net assets at end of year	$179,330	$196,717	$3,996,758	$4,282,074	$287,070	$290,013	$22,180	$24,956	$277,567	$278,890

See accompanying notes to financial statements

**	Formerly Janus Aspen Janus Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31
							T. Rowe Price		T. Rowe Price
	T. Rowe Price		T. Rowe Price		T. Rowe Price		Personal Strategy		International
	Government Money***		Limited Term Bond		Equity Income		Balanced		Stock
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017

Increase (decrease) in net assets from operations:
Net investment income (loss)	$161	$(434)	$931	$352	$2,349	$1,669	$9,265	$7,025	$(37)	$16

Realized gains (losses) on investments	-	-	(917)	(350)	41,972	28,331	147,483	112,219	2,104	986

Unrealized appreciation (depreciation), net	-	-	268	(4)	(69,607)	2,508	(232,882)	101,406	(3,923)	2,824

Net increase (decrease) in net assets from operations	161	(434)	282	(2)	(25,286)	32,508	(76,134)	220,650	(1,857)	3,826

Contract transactions:
Purchase payments	3,876	3,693	6,182	6,040	6,617	8,877	53,453	54,745	806	862

Transfers between subaccounts, net	(74)	-	27,721	-	(5,688)	-	-	-	(8,752)	-

Withdrawals and surrenders	-	(6,233)	(135)	(6,892)	(1,287)	(869)	(237,052)	(52,956)	-	-

Monthly deductions	(3,643)	(4,697)	(4,363)	(4,692)	(8,031)	(8,098)	(82,746)	(80,317)	(753)	(810)

Policy loans	345	6,186	492	6,250	301	302	982	204	52	144

Net increase (decrease) in net assets
derived from contract transactions	504	(1,051)	29,897	706	(8,088)	212	(265,364)	(78,324)	(8,647)	196

Total increase (decrease) in net assets	665	(1,485)	30,179	704	(33,374)	32,720	(341,498)	142,326	(10,504)	4,022

Net assets at beginning of year	61,228	62,713	85,592	84,888	251,602	218,882	1,550,303	1,407,978	18,462	14,440

Net assets at end of year	$61,894	$61,228	$115,771	$85,592	$218,227	$251,602	$1,208,805	$1,550,303	$7,958	$18,462

See accompanying notes to financial statements

***	Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 and 2017
1.	Organization

The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account is an accounting entity wherein all segregated account transactions are reflected.
The Variable Life Account was established by the Company on February 12, 1985 in support of the variable life insurance contracts, and commenced operations on January 13, 1987. The Company discontinued new sales of the variable life insurance contracts on October 13, 2003. Management of the Company has determined that  there is no justification for substantial doubt regarding the entity's ability to continue as a going concern.
The assets of each subaccount of the Variable Life Account are invested in shares of corresponding portfolios of Janus Henderson Series - Institutional Shares, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and T. Rowe Price International Series, Inc. (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by policy owners.
The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports is included in the Variable Life Account's Annual Report.
The Variable Life Account meets the definition of an investment company under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 and is following the accounting and reporting guidance under that Topic.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Valuation of Investments
Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2018. The Funds value their investment securities at fair value.
Policy Loans
Variable life insurance contract owners (policyholders) may obtain loans from the Company. The maximum loan amount is 90% of the policyholders' contract cash value minus any applicable surrender charge.
Securities Transactions and Investment Income
Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on the basis of specific identification.
Federal Income Taxes
The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.
Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.
Subsequent Events
In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2018 through February 25, 2019, the date the financial statements were issued. No significant subsequent events were identified.

3.	Purchases and Sales of Securities

In 2018, purchases and proceeds on sales of the Funds' shares were as follows:
			Proceeds
		Purchases	on Sales
**	Janus Henderson Research Portfolio	$19,108	$22,243
	Janus Henderson Enterprise Portfolio	421,561	493,494
	Janus Henderson Forty Portfolio	63,263	29,928
	Janus Henderson Global Research Portfolio	2,100	3,040
	Janus Henderson Balanced Portfolio	42,209	31,562
***	T. Rowe Price Government Money Portfolio	5,063	4,397
	T. Rowe Price Limited Term Bond Portfolio	57,791	26,963
	T. Rowe Price Equity Income Portfolio	72,549	56,403
	T. Rowe Price Personal Strategy Balanced Portfolio	164,028	337,283
	T. Rowe Price International Stock Portfolio	1,950	9,765
	Total	$849,622	$1,015,078

In 2017, purchases and proceeds on sales of the Funds' shares were as follows:
			Proceeds
		Purchases	on Sales
**	Janus Henderson Research Portfolio	$12,618	$8,660
	Janus Henderson Enterprise Portfolio	429,380	449,774
	Janus Henderson Forty Portfolio	22,072	16,271
	Janus Henderson Global Research Portfolio	2,860	2,105
	Janus Henderson Balanced Portfolio	17,371	53,579
***	T. Rowe Price Government Money Portfolio	11,505	12,990
	T. Rowe Price Limited Term Bond Portfolio	13,554	12,496
	T. Rowe Price Equity Income Portfolio	36,993	11,455
	T. Rowe Price Personal Strategy Balanced Portfolio	154,736	150,620
	T. Rowe Price International Stock Portfolio	2,005	1,084
	Total	$703,094	$719,034

**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 and 2017
4.	Expenses and Related Party Transactions

A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (0.90% mortality and expense risk and 0.15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract.
At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee, which is reported through monthly deductions on the Statement of Changes in Net Assets, reimburses the Company for administrative expenses relating to the issuance and maintenance of the contract.

The Company deducts a front-end sales expense charge of 5.0% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge, which is reported through withdrawals and surrenders on the Statement of Changes in Net Assets, will be reduced during the first 9 contract years until it reaches zero in the 10th contract year.

The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 3.0% are imposed by certain states.
Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The Variable Life Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Company categorizes financial assets recorded at fair value as follows:
Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.
Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Variable Life Account always has the ability to redeem its interest in the funds with the investee at NAV daily.
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2018:
	Level 1	Level 2	Level 3	Total
Variable Account Investments	-	$6,375,560	-	$6,375,560

   The Variable Life Account only invests in funds with fair value measurements in Level 2 and did not have any assets or liabilities reported at fair value on a non recurring basis.

6.	Changes in Units Outstanding

The changes in units outstanding for the year ended December 31, 2018 were as follows:
		Units	Units	Net Increase
		Issued	Redeemed	(Decrease)
**	Janus Henderson Research Portfolio	524	1,256	(732)
	Janus Henderson Enterprise Portfolio	2,347	5,082	(2,735)
	Janus Henderson Forty Portfolio	792	1,035	(244)
	Janus Henderson Global Research Portfolio	164	244	(80)
	Janus Henderson Balanced Portfolio	1,071	1,082	(11)
***	T. Rowe Price Government Money Portfolio	231	203	27
	T. Rowe Price Limited Term Bond Portfolio	2,052	954	1,098
	T. Rowe Price Equity Income Portfolio	1,501	1,765	(264)
	T. Rowe Price Personal Strategy Balanced Portfolio	714	4,006	(3,291)
	T. Rowe Price International Stock Portfolio	70	703	(633)

The changes in units outstanding for the year ended December 31, 2017 were as follows:
		Units	Units	Net Increase
		Issued	Redeemed	(Decrease)
**	Janus Henderson Research Portfolio	773	514	259
	Janus Henderson Enterprise Portfolio	2,252	5,438	(3,186)
	Janus Henderson Forty Portfolio	378	649	(271)
	Janus Henderson Global Research Portfolio	271	185	86
	Janus Henderson Balanced Portfolio	535	2,255	(1,720)
***	T. Rowe Price Government Money Portfolio	610	667	(57)
	T. Rowe Price Limited Term Bond Portfolio	449	423	26
	T. Rowe Price Equity Income Portfolio	337	328	9
	T. Rowe Price Personal Strategy Balanced Portfolio	758	1,829	(1,071)
	T. Rowe Price International Stock Portfolio	82	69	13

**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 and 2017
7.	Financial Highlights
A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2018 is as follows:
					Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

			Net Assets
			Unit				Total
		Units	Value	(000's)			Return
**	Janus Henderson Research Portfolio	12,738	$14.08	$179	1.05%	0.55%	(3.60)%
	Janus Henderson Enterprise Portfolio	49,075	81.44	3,997	1.05	0.24	(1.46)
	Janus Henderson Forty Portfolio	12,503	22.96	287	1.05	-	0.91
	Janus Henderson Global Research Portfolio	2,172	10.21	22	1.05	1.14	(7.85)
	Janus Henderson Balanced Portfolio	10,914	25.43	278	1.05	2.15	(0.37)
***	T. Rowe Price Government Money Portfolio	3,347	18.49	62	1.05	1.32	0.26
	T. Rowe Price Limited Term Bond Portfolio	4,228	27.38	116	1.05	2.02	0.12
	T. Rowe Price Equity Income Portfolio	8,146	26.79	218	1.05	2.03	(10.45)
	T. Rowe Price Personal Strategy Balanced Portfolio	16,088	75.14	1,209	1.05	1.74	(6.07)
	T. Rowe Price International Stock Portfolio	653	12.19	8	1.05	0.83	(15.11)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2017 is as follows:
					Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

			Net Assets
			Unit				Total
		Units	Value	(000's)			Return
**	Janus Henderson Research Portfolio	13,469	$14.60	$197	1.05%	0.39%	26.56%
	Janus Henderson Enterprise Portfolio	51,810	82.65	4,282	1.05	0.25	26.10
	Janus Henderson Forty Portfolio	12,746	22.75	290	1.05	-	28.97
	Janus Henderson Global Research Portfolio	2,252	11.08	25	1.05	0.82	25.72
	Janus Henderson Balanced Portfolio	10,925	25.53	279	1.05	1.61	17.20
***	T. Rowe Price Government Money Portfolio	3,320	18.44	61	1.05	0.34	(0.71)
	T. Rowe Price Limited Term Bond Portfolio	3,130	27.35	86	1.05	1.46	0.00
	T. Rowe Price Equity Income Portfolio	8,410	29.92	252	1.05	1.76	14.82
	T. Rowe Price Personal Strategy Balanced Portfolio	19,379	80.00	1,550	1.05	1.52	16.19
	T. Rowe Price International Stock Portfolio	1,286	14.36	18	1.05	1.14	26.56

           A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2016 is as follows:
					Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

			Net Assets
			Unit				Total
		Units	Value	(000's)			Return
	Janus Aspen Janus Portfolio	13,210	$11.54	$152	1.05%	0.53%	(0.55)%
	Janus Aspen Enterprise Portfolio	54,996	65.54	3,604	1.05	0.15	11.20
	Janus Aspen Forty Portfolio	13,017	17.64	230	1.05	-	1.13
	Janus Aspen Global Research Portfolio	2,166	8.82	19	1.05	0.99	1.00
	Janus Aspen Balanced Portfolio	12,645	21.78	275	1.05	2.27	3.51
***	T. Rowe Price Government Money Portfolio	3,377	18.57	63	1.05	-	(1.05)
	T. Rowe Price Limited Term Bond Portfolio	3,104	27.35	85	1.05	1.35	0.28
	T. Rowe Price Equity Income Portfolio	8,401	26.05	219	1.05	2.31	17.94
	T. Rowe Price Personal Strategy Balanced Portfolio	20,450	68.85	1,408	1.05	1.66	5.35
	T. Rowe Price International Stock Portfolio	1,273	11.35	14	1.05	1.08	1.07

# Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 and 2017

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2015 is as follows:
				Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

		Net Assets
		Unit				Total
	Units	Value	(000's)			Return
Janus Aspen Janus Portfolio	14,535	$11.60	$169	1.05%	0.67%	4.24%
Janus Aspen Enterprise Portfolio	57,595	58.94	3,395	1.05	0.64	2.94
Janus Aspen Forty Portfolio	14,499	17.44	253	1.05	-	11.05
Janus Aspen Global Research Portfolio	1,775	8.73	15	1.05	0.66	(3.31)
Janus Aspen Balanced Portfolio	11,707	21.04	246	1.05	1.58	(0.43)
T. Rowe Price Prime Reserve Portfolio	2,838	18.77	53	1.05	-	(1.04)
T. Rowe Price Limited Term Bond Portfolio	2,617	27.27	71	1.05	1.13	(0.74)
T. Rowe Price Equity Income Portfolio	9,386	22.09	207	1.05	1.84	(7.83)
T. Rowe Price Personal Strategy Balanced Portfolio	22,431	65.35	1,466	1.05	1.73	(1.09)
T. Rowe Price International Stock Portfolio	1,282	11.23	14	1.05	0.96	(1.94)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2014 is as follows:
				Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

		Net Assets
		Unit				Total
	Units	Value	(000's)			Return
Janus Aspen Janus Portfolio	17,449	$11.13	$194	1.05%	0.36%	11.82%
Janus Aspen Enterprise Portfolio	61,454	57.26	3,519	1.05	0.16	11.35
Janus Aspen Forty Portfolio	16,437	15.71	258	1.05	0.16	7.60
Janus Aspen Global Research Portfolio	1,769	9.03	16	1.05	1.05	6.33
Janus Aspen Balanced Portfolio	14,857	21.13	314	1.05	1.74	7.38
T. Rowe Price Prime Reserve Portfolio	3,106	18.97	59	1.05	-	(1.05)
T. Rowe Price Limited Term Bond Portfolio	2,540	27.48	70	1.05	1.26	(0.41)
T. Rowe Price Equity Income Portfolio	9,609	23.97	230	1.05	1.74	6.26
T. Rowe Price Personal Strategy Balanced Portfolio	24,444	66.08	1,615	1.05	1.64	4.10
T. Rowe Price International Stock Portfolio	1,392	11.45	16	1.05	1.06	(2.27)
# Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 and 2017

8.	Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Life Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate action to assure compliance.